ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a)
Organization and principal activities

        IFM Investments Limited (the "Company") was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd. ("IFM Holding"), a Cayman Islands exempt company. In incorporating the Company, IFM Holding contributed all of its equity interests in IFM Company Ltd. ("IFM Co."), a Cayman Islands exempt company, to the Company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        On December 15, 2005, IFM Overseas Partners L.P., a Cayman Islands limited partnership (the "Partnership") was established and IFM Holding and IFM Overseas Limited became the limited and general partner of the Partnership, respectively. IFM Overseas Limited was 100% owned by Mr. Donald Zhang through Maxpro.

        On August 24, 2006, IFM Holding contributed all of its equity interests in the Company to the Partnership in exchange for 80% ownership therein. On the same date, Mr. Harry Lu was admitted to the Partnership as a limited partner with a 20% ownership.

        Following the contribution of the Company to the Partnership, on August 24, 2006, Goldman Sachs Strategic Investments (Asia) L.L.C. ("Goldman") committed to invest US$22.0 million (approximately RMB175.3 million) in the Company in exchange for 200.0 million Series A Preferred Shares.

        On August 18, 2006, the Company adopted an Employee Stock Option Plan (the "ESOP"). 40.0 million ordinary shares were reserved and authorized for issuance under the ESOP.

        On October 19, 2007, the Company issued 105.3 million Series B Preferred Shares to GL Asia Mauritius II Cayman Limited for US$40.0 million (approximately RMB300.6 million).

        On October 19, 2007, the shareholders of the Company approved to amend the ordinary shares reserved under the ESOP to 85.3 million and the ordinary shares authorized under the ESOP to 52.5 million.

        On February 21, 2008, the Company issued 6.1 million Series B Preferred Shares to Realogy Corporation ("Realogy") for US$2.3 million (approximately RMB16.7 million).

        On December 30, 2009, in preparation for the intended Qualified IPO and potential IPO as amended, the shareholders and Board of the Company approved resolutions effecting certain amendments to the authorised and issued share capital to effect a 10-for-one split of the Company's share capital pursuant to which each ordinary share, Series A and Series B convertible preferred share of the Company was subdivided into 10 shares at a par value of US$0.001 per share. All share and per share amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the share split.

        On January 28, 2010, the Company offered 12,487,500 (equivalent to 4,162,500 after the ratio change as described in Note 27 under item 18) American Depositary Shares ("ADS"), representing 187,312,500 ordinary shares at US$ 7.00 each to public (equivalent of US$21.00 each to after ratio change as described in Note 27 under item 18), raising gross proceeds of RMB 557.5 million. The Company's ADS are quoted on New York Stock Exchange ("NYSE").

        On February 2, 2010, upon the closing of the public offering, certain amendments to the authorised and issued share capital became effective as follows:

  i)
  increased the authorised share capital of the Company from US$1,325,114 divided into 1,013,746,760 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares to US$3,333,000 divided into 3,021,632,730 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares by the creation of an additional 2,007,885,970 ordinary shares;

  ii)
  reorganized the share capital such that the total authorised share capital of the Company of 3,333,000,000 shares of a nominal or par value of US$0.001 each being reclassified and re-designated into 3,133,000,000 Class A ordinary shares of a nominal or par value of US$0.001 each (the "Class A Ordinary Shares"), 100,000,000 Class B ordinary shares of a nominal or par value of US$0.001 each (the "Class B Ordinary Shares") and 100,000,000 preferred shares of a nominal or par value of US$0.001 each (the "Preferred Shares");

  iii)
  converted all of the then currently issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares into 238,842,277 Class A Ordinary Shares; and

  iv)
  re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.

        On May 9, 2011, Goldman Sachs Strategic Investments (Asia) L.L.C converted all of its 80,502,938 Class B ordinary shares into 80,502,938 Class A ordinary shares.

        The Company's subsidiaries are principally engaged in franchising the CENTURY 21® brand name and operation systems to regional sub-franchisees and outlet stores (collectively "franchisees") that are independently-owned and operated. The Company provides operational and administrative services, tools and systems to franchisees, which are designed to assist franchisees in achieving increased revenue and profitability. Specifically, the Company and its subsidiaries operate in the following businesses:

  (i)
  Company-owned Brokerage Services—operates a full-service real estate brokerage business under the CENTURY 21® brand name in the People's Republic of China ("PRC").

  (ii)
  Mortgage Management Services—provides real estate mortgage brokerage and comprehensive advisory services in connection with the selection, application for and procurement of mortgage products to banks and home buyers, with part of these services provided in connection with the Company's real estate brokerage services business. Commencing from the third quarter of 2010, the Company also began to offer entrusted and mortgage credit loans to consumers, with terms ranging from two to twelve months, which are secured with the borrowers' properties with no or one mortgage.

  (iii)
  Franchise Services—franchises the CENTURY 21® brand name and operation system in the PRC. On March 22, 2000, IFM Company Limited ("IFM Co."), one of the wholly-owned subsidiaries of the Company, entered into an arrangement, a Restated Century 21 International Subfranchise Agreement For the People's Republic of China ("Master Franchise Agreement"), with Cendant Global Services B.V. ("Cendant"), the owner of the CENTURY 21® brand, to acquire the exclusive right to use the CENTURY 21® brand and operation system in the PRC, from year 2000 to 2025 and is extendable at the Group's election for unlimited additional terms of 25 years upon payment of renewal fees of US$4.5 million for each renewal. Cendant Corporation, Cendant's parent company, subsequently restructured their business and spun off Cendant into Realogy. As part of this spin-off, Cendant assigned its rights under the Master Franchise Agreement to Realogy.

  (iv)
  Primary and Commercial Services—comprises three business units, which provide primary real estate agency services including planning, consulting, and brokerage services to commercial and residential property developers.

        The Company and its subsidiaries are collectively referred to as the "Group".

b)
Reorganization

        The Company was established in the Cayman Islands in 2005 and subsequently reorganized on August 24, 2006 to be the holding company of its subsidiaries to facilitate investments by private equity investors (the "Reorganization"). To complete the Reorganization, entities that were held by Beijing Xinye Jia Yuan Real Estate Consulting Co., Ltd. ("Xinye"), a wholly-owned foreign enterprise, which were under the common control of Mr. Donald Zhang and Mr. Harry Lu, were transferred to the Company. These entities held by Xinye were:

Name		Place of registration / operation	% of Ownership held by Xinye	Effective date of transfer to the Company	Principal activity
1	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	PRC	51%	Dec 4, 2008	Real estate franchising
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	PRC	11%	Aug 12, 2008	Real estate franchising
3	Xiamen Shijitonghe Real Estate Consultant Co., Ltd. ("Xiamen")	PRC	10%	Dec 26, 2008	Real estate franchising
4	Shandong Jinan Sanlian Real Estate Brokerage Co., Ltd. ("Shandong")	PRC	15%	Dec 4,2006	Real estate franchising
5	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	PRC	10%	Feb 9, 2009	Real estate franchising

        The above entities were owned by Xinye and were transferred to the Company upon the completion of the Reorganization on February 9, 2009.

        Since Xinye and the Company were under common control of Mr. Donald Zhang and Mr. Harry Lu, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the years presented

c)     Major subsidiaries, variable interest entities ("VIE") and equity investments

        As of December 31, 2011, the Company's major subsidiaries, VIEs and equity investments are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service
9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service
22	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
23	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding
24	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
25	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
27	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
28	Chengdu Yidao Real Estate Brokerage Co., Ltd.("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
29	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
30	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
31	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
VIEs
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Rongzhong XingyeInvestment Co., Ltd ("Rongzhong")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment

*—The subsidiaries marked with * were acquired by the Group through business combination.

d)    Liquidity

        The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net income of approximately RMB134.8 million for the year ended December 31, 2009, net loss of approximately RMB163.7 million for the year ended December 31, 2010, and net loss of approximately RMB340.4 million for the year ended December 31, 2011. The net cash provided by operating activities was approximately RMB183.3 million for the year ended December 31, 2009, the net cash used in operating activities was approximately RMB118.5 million for the year ended December 31, 2010, and the net cash used in operating activities was approximately RMB315.0 million for the year ended December 31, 2011. Accumulated deficit was RMB301.9 million and RMB638.4 million as of December 31, 2010 and 2011, respectively. The Group assesses its liquidity by considering its ability to generate cash to fund its operations, its ability to attract investors and its ability to borrow funds on favorable economic terms. Historically, the Group has relied principally on both operational sources of cash, as well as non-operational sources of financing, from related parties and outside investors, to fund its operations and capital expansion needs. Furthermore, the Company received gross proceeds of RMB557.5 million from its initial public offering on the New York Stock Exchange on January 28, 2010. Since then, the Group has utilized a significant amount of cash on hand and the proceeds from initial public offering to open more sales offices in Beijing, Shanghai, Shenzhen and Chengdu as the Group expanded its network of company-owned brokerage services throughout the first quarter of 2011, and to expand its mortgage management services and primary and commercial services throughout 2010 and 2011. The Group has reduced the number of sales offices significantly from 621 as of December 31, 2010 to 386 as of December 31, 2011. As a result, the Group expects to incur less fixed costs for company-owned brokerage services with less sales offices and less sales staff. Based on above considerations, the Group's consolidated financial statements have been prepared on a going concern basis.